Statements of Financial Condition (Parenthetical) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Redeemable capital Shares, par value	$ 0	$ 0	$ 0
Redeemable capital Shares, issued	54,000,000	52,700,000	55,550,000
Redeemable capital Shares, outstanding	54,000,000	52,700,000	55,550,000